Loan impairment provisions	6 Months Ended
Jun. 30, 2025
Loan impairment provisions
Loan impairment provisions

10. Loan impairment provisions

Loan exposure and impairment metrics

The table below summarises loans and related credit impairment measures on an IFRS 9 basis.

	30 June	31 December
	2025	2024
	£m	£m
Loans - amortised cost and FVOCI (1,2)
Stage 1	371,875	363,821
Stage 2	40,193	40,474
Stage 3	5,823	5,930
Of which: individual	1,522	1,285
Of which: collective	4,301	4,645
	417,891	410,225
ECL provisions (3)
Stage 1	648	598
Stage 2	741	787
Stage 3	2,261	2,040
Of which: individual	611	451
Of which: collective	1,650	1,589
	3,650	3,425
ECL provisions coverage (4)
Stage 1 (%)	0.17	0.16
Stage 2 (%)	1.84	1.94
Stage 3 (%)	38.83	34.40
	0.87	0.83

	Half year ended
	30 June	30 June
	2025	2024
	£m	£m
Impairment losses
ECL charge/(release) (5)	382	48
Stage 1	(67)	(364)
Stage 2	165	190
Stage 3	284	222
Of which: individual	194	80
Of which: collective	90	142

Amounts written off	192	369
Of which: individual	61	64
Of which: collective	131	305

(1)	The table shows gross loans only and excludes amounts that were outside the scope of the ECL framework. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £89.5 billion (31 December 2024 - £91.8 billion) and debt securities of £70.8 billion (31 December 2024 - £62.4 billion).
(2)	Fair value through other comprehensive income (FVOCI). Includes loans to customers and banks.
(3)	Includes £4 million (31 December 2024 - £4 million) related to assets classified as FVOCI and £0.1 billion (31 December 2024 – £0.1 billion) related to off-balance sheet exposures.
(4)	ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on loans and total ECL provisions, including ECL for other (non-loan) assets and unutilised exposure. Some segments with a high proportion of debt securities or unutilised exposure may result in a not meaningful (nm) coverage ratio.
(5)	Includes a £1 million release (June 2024 – £6 million release) related to other financial assets, with no release (June 2024 – £5 million release) related to assets classified as FVOCI and includes a £10 million charge (June 2024 – £4 million release) related to contingent liabilities.